Balance Sheets (Parenthetical)	Dec. 31, 2014	Jun. 30, 2014
Statement of Financial Position [Abstract]
Common stock $0.001 par value 75,000,000 shares authorized	75,000,000	75,000,000
Commom Stock Issued and Outstanding	10,851	10,851